Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012 OptionPlan EquityPlan	Jul. 02, 2011	Mar. 31, 2012 OptionPlan EquityPlan	Apr. 02, 2011	Apr. 03, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity plans	2		2
Number of stock option grants	2		2
Intrinsic value of option exercised	$ 17.7		$ 109.5
Cash received from options exercised	2.6		9.7
Weighted average grant date fair value of option	$ 16.26		$ 8.01	$ 3.08	$ 0.96
Equity compensation expense	5.0		27.0
Proforma stock based compensation expense		2.2		5.3	1.6
Unrecognized stock based compensation expense	56.4		67.7
Weighted average period of recognition	4 years 9 months 4 days		3 years 4 months 24 days
Outstanding option vested	9,735,293		6,047,975
Outstanding option non-vested	9,102,228		13,494,425
Estimated value of future forfeitures	$ 4.2		$ 5.1
Individual Performance Based Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage on achievement of individual performance	20.00%		20.00%
Performance target achievement term	10 years		10 years
Individual performance vesting tranches	5		5
Company Wide Performance Based Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target achievement term	10 years		10 years
Time Based Option Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments for vesting period on each of the first, second, third and fourth anniversaries date of award	4		4
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments for vesting period on each of the first, second, third and fourth anniversaries date of award	4		4
Share-based compensation, vesting period	4 years		4 years
Unvested stock awards	823,331		820,074
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested stock awards	16,800		16,800
Stock Option Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized for issuance	23,980,823		23,980,823
Expiration period	10 years		10 years
Omnibus Incentive Plan, Twenty Twelve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized for issuance	15,246,000		15,246,000
Shares available for grant	12,686,298		12,476,120
Expiration period	7 years		7 years